Description of Organization and Business Operations - Correction of purchase accounting adjustments (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Loss attributable to SmartRent.com common stockholders, basic and diluted					$ (37,109)	$ (33,469)
Basic and diluted net loss per common share	$ (4.87)	$ (6.82)	$ (9.71)	$ (12.92)	$ (23,940)	$ (36,340)
Basic and diluted Weighted-average number of shares used in computing net loss per share	2,064,000	1,531,000	1,990,000	1,372,000	1,550,000	921,000
Convertible preferred stock	$ 146,225		$ 146,225		$ 111,432			$ (44,429)
Additional paid-in capital	5,416		5,416		4,157	$ 1,104
Accumulated deficit	(101,960)		(101,960)		(82,642)	(45,533)
Total stockholders' deficit	(96,374)	$ (60,224)	(96,374)	$ (60,224)	(78,250)	(44,429)	$ (86,981)	(50,499)	$ (11,424)
Accounts receivable			6,215	9,697	13,526	4,218
Prepaid expenses and other assets			7,826	5,667
Accounts payable			2,436	(1,351)	(72)	999
Convertible Preferred Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Convertible preferred stock	$ 146,225	$ 111,432	$ 146,225	$ 111,432	$ 111,432	46,206	$ 111,432	$ 98,943	10,752
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Loss attributable to SmartRent.com common stockholders, basic and diluted						$ (30,261)
Basic and diluted net loss per common share					$ (21.08)	$ (38.60)
Basic and diluted Weighted-average number of shares used in computing net loss per share					1,760	784
Additional paid-in capital					$ 12,409	$ 9,356
Accumulated deficit					(79,434)	(42,325)
Total stockholders' deficit					(66,790)	(32,969)			(10,419)
Accounts receivable					(13,720)
Prepaid expenses and other assets					1,208
Accounts payable					(2,411)
Accrued expenses and other liabilities					(870)
Previously Reported [Member] | Convertible Preferred Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Convertible preferred stock					$ 99,972	$ 34,746			$ 9,747
Weighted Average Shares Outstanding Correction [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Basic and diluted net loss per common share					$ (2.86)	$ 2.26
Basic and diluted Weighted-average number of shares used in computing net loss per share					210	137
Revision of Prior Period, Error Correction, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Loss attributable to SmartRent.com common stockholders, basic and diluted						$ (3,208)
Additional paid-in capital					$ (8,252)	(8,252)
Accumulated deficit					(3,208)	(3,208)
Total stockholders' deficit					(11,460)	(11,460)
Revision of Prior Period, Error Correction, Adjustment [Member] | Convertible Preferred Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Convertible preferred stock					11,460	11,460
Purchase Accounting Correction [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts receivable					194
Prepaid expenses and other assets					(194)
Accounts payable					2,339
Accrued expenses and other liabilities					$ (2,339)
Revision of Prior Period, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Loss attributable to SmartRent.com common stockholders, basic and diluted						$ (33,469)
Basic and diluted net loss per common share					$ (23.94)	$ (36.34)
Basic and diluted Weighted-average number of shares used in computing net loss per share					1,550	921
Additional paid-in capital					$ 4,157	$ 1,104
Accumulated deficit					(82,642)	(45,533)
Total stockholders' deficit					(78,250)	(44,429)
Accounts receivable					(13,526)
Prepaid expenses and other assets					1,014
Accounts payable					(72)
Accrued expenses and other liabilities					(3,209)
Revision of Prior Period, Adjustment [Member] | Convertible Preferred Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Convertible preferred stock					$ 111,432	$ 46,206